INVESCO VARIABLE INVESTMENT FUNDS, INC.
                     INVESCO VIF-Dynamics Portfolio
                      INVESCO VIF-Growth Portfolio
                 INVESCO VIF-Health Sciences Portfolio
                    INVESCO VIF-High Yield Portfolio
                INVESCO VIF-Industrial Income Portfolio
                      INVESCO VIF-Realty Portfolio
               INVESCO VIF-Small Company Growth Portfolio
                    INVESCO VIF-Technology Portfolio
                    INVESCO VIF-Utilities Portfolio

                        Supplement to Prospectus
                           Dated May 1, 1997

On January 2, 1998, all employees of the Funds' sub-adviser, INVESCO Trust Company ("INVESCO Trust"), that provided the Funds with sub-advisory services were made employees of the Funds' investment adviser, INVESCO Funds Group, Inc. ("IFG"). INVESCO Trust is a wholly-owned subsidiary of IFG. Effective February 3, 1998, INVESCO Trust no longer provides sub-advisory services to the Funds, and IFG provides such day-to-day portfolio management services as the investment adviser to the Funds. This change in no way changes the basis upon which investment advice is provided to the Funds, the cost of those services to the Funds, or the persons actually performing the investment advisory and other services previously provided by INVESCO Trust. Consequently, all references to INVESCO Trust Company in the Prospectuses should be deleted.

The date of this supplement is February 3, 1998.

                INVESCO VARIABLE INVESTMENT FUNDS, INC.

           Supplement to Statement of Additional Information
                           Dated May 1, 1997

On January 2, 1998, all employees of the Funds' sub-adviser, INVESCO Trust Company ("INVESCO Trust"), that provided the Funds with sub-advisory services were made employees of the Funds' investment adviser, INVESCO Funds Group, Inc. ("IFG"). INVESCO Trust is a wholly-owned subsidiary of IFG. Effective February 3, 1998, INVESCO Trust no longer provides sub-advisory services to the Funds, and IFG provides such day-to-day portfolio management services as the investment adviser to the Funds. This change in no way changes the basis upon which investment advice is provided to the Funds, the cost of those services to the Funds, or the persons actually performing the investment advisory and other services previously provided by INVESCO Trust. Consequently, all references to INVESCO Trust Company in the Statement of Additional Information should be deleted.

In addition, the Section of the above Company's Statement of Additional Information entitled "Management--Sub-Advisory Agreement" is amended to (1) delete the fifth paragraph and (2) substitute the following new paragraph in its place:

          The ICM Sub-Agreement provides that as compensation for its services, ICM shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the Total Return Fund's net assets at the following annual rates: prior to January 1, 1998, 0.375% on the first $500 million of the Fund's average net assets, 0.325% on the next $500 million of the Fund's average net assets, and 0.275% on the Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.25% on the first $500 million of the Fund's average net assets, 0.2167% on the next $500 million of the Fund's average net assets, and 0.1667% of the Fund's average net assets in excess of $1 billion.

This Supplement supersedes the Supplements dated January 21, 1998 and December 31, 1997.

The date of this supplement is February 3, 1998.